Subsequent Events (Details) (USD $)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Aug. 14, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)	$ 0.3875 [1]	$ 0.4175 [2]
Payment date		Aug. 14, 2013

[1]	Refers to cash distribution declared and paid during the period.
[2]	Refers to cash distribution declared and paid subsequent to the period end.